Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhivf-20200110_SupplementTextBlock
Prospectus Supplement

John Hancock Funds II (the Trust)

International Value Fund (the fund)

Supplement dated January 10, 2020 to the current Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At an in-person meeting held on December 10-12, 2019, the Trust's Board of Trustees (the Board) approved the appointment of Boston Partners Global Investors, Inc. (Boston Partners), to replace Templeton Investment Counsel, LLC (Templeton) as subadvisor to the fund, which is expected to be effective on or about February 12, 2020 (the Effective Date). In addition, the Board approved a reduction in the fund's management fee schedule, effective as of the Effective Date.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to Templeton are deleted and replaced with Boston Partners as the subadvisor.
2.	The following disclosure is added following the first paragraph under the heading "A note on performance" in the "Fund summary" section:
Prior to February 12, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Boston Partners Global Investors, Inc. Boston Partners). The fund's performance shown below might have differed materially had Boston Partners managed the fund prior to February 12, 2020.

(John Hancock Funds II - Supplement) | (John Hancock International Value Fund )
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Prior to February 12, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Boston Partners Global Investors, Inc. Boston Partners). The fund's performance shown below might have differed materially had Boston Partners managed the fund prior to February 12, 2020.